Consolidated Statement of Stockholders Equity (Unaudited) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2009	$ 0	$ 3,000	$ 0	$ 24,063,000	$ (20,817,000)	$ 3,249,000
Beginning Balance - Shares at Dec. 31, 2009	0	2,627,714	179,245
Non-cash dividends for Series B Preferred Stock	0	2,739,886	0
Non-cash dividends for Series B Preferred Stock	0	3,000	0	0	0	3,000
Issuance of Series B Preferred on Exercise of Warrant, Shares		137,138				0
Dividend on Series B Preferred Stock - 2009				460,000		460,000
Conversion of Series B Preferred to Common Stock, Shares		(5,504,738)	3,399,869
Conversion of Series B Preferred to Common Stock, Amount		(6,000)	4,000			(2,000)
Gain on Sale of Subsidiary				1,118,000		1,118,000
Stock compensation expense				368,000		368,000
Net loss					(2,909,000)	(4,345,000)
Ending Balance, Amount at Dec. 31, 2010	0	0	4,000	26,009,000	(23,726,000)	2,287,000
Ending Balance, Shares at Dec. 31, 2010	0	0	3,579,114
Stock compensation expense				131,000		131,000
Net loss					2,247,000	2,247,000
Ending Balance, Amount at Dec. 31, 2011	0	0	4,000	26,141,000	(21,479,000)	4,666,000
Beginning Balance - Shares at Dec. 31, 2011	0	0	3,579,114
Issuance of Shares For Acquisition, Shares	0	0	66,667
Issuance of Shares For Acquisition, Amount	0	0		300,000		300,000
Issuance of Shares For Private Placement, Shares	0	0	1,147,518
Issuance of Shares For Private Placement, Amount	0	0	1,000	6,331,000		6,332,000
Issuance of Shares For conversion of Junior Subordinated Notes, Shares	0	0	867,461
Issuance of Shares For conversion of Junior Subordinated Notes, Amount	0	0	1,000	5,203,000		5,204,000
Issuance of Shares For Costs Associated with Private Placement, Shares			12,000			0
Stock compensation expense				43,000		43,000
Net loss					1,139,000	1,139,000
Ending Balance, Amount at Jun. 30, 2012	$ 0	$ 0	$ 6,000	$ 38,018,000	$ (20,340,000)	$ 17,684,000
Ending Balance, Shares at Jun. 30, 2012	0	0	5,672,760